Convertible Debt (Tables)	6 Months Ended
Jun. 30, 2024
Convertible Debt [Abstract]
Schedule of Convertible Loan	A continuity of the Company’s Convertible loan is as follows:
2017 Convertible Loans
Balance, December 31, 2023	$44,310
Effects of currency translation	(1,307)
Balance, June 30, 2024	$43,003

Schedule of Changes in the Balance of Convertible Notes	Changes in the balance of the convertible notes are as follows:
		Carrying
		Amount at
	Face Value	Fair value
Balance at December 31, 2023	$6,400,000	$4,859,000
Issuance of convertible promissory notes	3,300,000	2,970,000
Repayments of convertible promissory notes	(787,633)	(787,633)
Conversion of notes with ordinary shares	(1,770,577)	(1,770,577)
Change in fair value of convertible promissory notes	-	528,210
Balance at June 30, 2024	$7,141,790	$5,799,000

Schedule of Significant Inputs into the Fair Value of the Promissory Note	A summary of the Company’s significant inputs into the fair value of the Promissory Notes is as follows:
June 30,
2024
Stock price	$0.40 - 0.90
Expected life in years	0.50 - 0.92
Risk free rate	5.25% - 5.56%
Expected volatility	105% - 130%